Investment Properties	12 Months Ended
Dec. 31, 2018
Disclosure Of Investment Property [Abstract]
Investment Properties
18.	INVESTMENT PROPERTIES

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$8,048	$8,287

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2016	$9,058
Additions	—
Reclassification	137
Balance on December 31, 2016	$9,195
Accumulated depreciation and impairment
Balance on January 1, 2016	$(1,156)
Depreciation expense	(19)
Reclassification	(53)
Reversal of impairment loss	148
Balance on December 31, 2016	$(1,080)
Cost
Balance on January 1, 2017	$9,195
Reclassification	(60)
Balance on December 31, 2017	$9,135
Accumulated depreciation and impairment
Balance on January 1, 2017	$(1,080)
Depreciation expense	(21)
Reclassification	3
Reversal of impairment loss	11
Balance on December 31, 2017	$(1,087)
Cost
Balance on January 1, 2018	$9,135
Additions	$6
Reclassification	251
Balance on December 31, 2018	$9,392
Accumulated depreciation and impairment
Balance on January 1, 2018	$(1,087)
Depreciation expense	(21)
Reclassification	(16)
Reversal of impairment loss	19
Balance on December 31, 2018	$(1,105)

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	8-30 years
Buildings
Main buildings	35-60 years
Other building facilities	4-10 years

After the evaluation of land and buildings, the Company concluded the recoverable amount which represented the fair value less costs to sell of some land and buildings was higher than the carrying amount in 2016, 2017 and 2018.  Therefore, the Company recognized reversals of impairment loss of $148 million, $11 million and $19 million for the years ended December 31, 2016, 2017 and 2018, respectively, and the amounts were recognized only to the extent of impairment losses that had been recognized in prior years.  The reversal of impairment loss was included in other income and expenses in the statements of comprehensive income.

The fair values of the Company’s investment properties as of December 31, 2017 and 2018 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers.  Those appraisal reports are based on the comparison approach, income approach or cost approach.  Key assumptions and the fair values were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Fair value	$17,728	$18,515
Overall capital interest rate	1.46%-2.20%	1.02%-4.04%
Profit margin ratio	12%-20%	12%-20%
Discount rate	1.04%	—
Capitalization rate	0.47%-1.69%	0.79%-1.75%

All of the Company’s investment properties are held under freehold interest.